EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Argentina — 7.5%
Consumer Discretionary — 7.5%
Despegar.com* (A)	107,211	$1,183,610
MercadoLibre*	61,625	95,723,961
Total Argentina		96,907,571

Brazil — 3.3%
Consumer Discretionary — 0.6%
Afya, Cl A*	56,915	1,509,386
B2W Cia Digital*	364,531	4,801,848
CVC Brasil Operadora e Agencia de Viagens*	258,595	865,160
		7,176,394
Information Technology — 2.7%
Locaweb Servicos de Internet*	145,600	1,783,321
Pagseguro Digital, Cl A*	324,797	15,382,386
StoneCo, Cl A*	255,864	18,734,362
		35,900,069
Total Brazil		43,076,463

China — 37.6%
Communication Services — 13.3%
Autohome ADR	120,505	11,378,082
Baidu ADR*	369,668	51,380,155
Bilibili ADR*	343,327	21,581,535
DouYu International Holdings ADR*	143,175	1,898,500
HUYA ADR* (A)	34,879	721,647
iQIYI ADR*	224,186	5,012,799
JOYY ADR	60,782	5,413,853
Momo ADR*	254,695	3,662,514
NetEase ADR	515,830	46,615,557
Qutoutiao ADR* (A)	291,778	816,979
SINA*	104,157	4,513,123
Sogou ADR*	125,498	1,106,892
So-Young International ADR*	122,296	1,559,274
Tencent Music Entertainment Group ADR*	876,847	14,695,956
Weibo ADR*	52,393	2,213,604
		172,570,470
Consumer Discretionary — 23.2%
Alibaba Group Holding ADR*	337,679	88,931,141
Baozun ADR* (A)	30,350	1,127,806
GSX Techedu ADR* (A)	162,824	10,467,955
JD.com ADR*	725,052	61,883,188
Pinduoduo ADR*	720,031	99,947,503
Trip.com Group ADR*	745,637	25,045,947
Uxin ADR* (A)	383,994	529,912
Vipshop Holdings ADR*	553,161	14,127,732
		302,061,184
Financials — 0.4%
FinVolution Group ADR	262,673	572,627
Futu Holdings ADR* (A)	72,703	3,206,202
LexinFintech Holdings ADR*	178,159	1,330,848
Qudian ADR* (A)	282,853	364,880
		5,474,557
Industrials — 0.4%
51job ADR*	73,401	5,174,771

Information Technology — 0.3%
21Vianet Group ADR*	128,359	3,637,694
Total China		488,918,676

Germany — 2.3%
Consumer Discretionary — 2.3%
Delivery Hero*	227,156	27,512,076
Jumia Technologies ADR* (A)	83,971	2,701,347
Total Germany		30,213,423

Hong Kong — 21.4%
Communication Services — 7.6%
Alibaba Pictures Group*	23,050,000	3,092,164
China Literature* (A)	407,800	3,098,281
Meitu*	3,893,000	748,219
NetDragon Websoft	371,000	815,458
Tencent Holdings	1,243,192	90,282,760
		98,036,882
Consumer Discretionary — 9.1%
HengTen Networks Group* (A)	61,856,000	2,234,077
Koolearn Technology Holding* (A)	411,000	1,675,279
Maoyan Entertainment*	417,200	713,586
Meituan, Cl B*	3,005,800	112,438,826
Tongcheng-Elong Holdings*	1,042,000	1,943,543
		119,005,311
Financials — 0.4%
Yixin Group* (A)	4,615,000	1,131,054
ZhongAn Online P&C Insurance, Cl H* (A)	724,400	3,499,359
		4,630,413
Health Care — 2.3%
Alibaba Health Information Technology*	7,264,000	21,363,328
Ping An Healthcare and Technology*	713,900	8,734,397
		30,097,725

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2020 (Unaudited) (continued)

Description	Shares	Fair Value
Information Technology — 2.0%
Kingdee International Software Group	4,717,000	$16,458,542
Kingsoft	1,446,000	7,255,647
Weimob* (A)	1,679,000	2,308,693
		26,022,882
Total Hong Kong		277,793,213

India — 0.7%
Communication Services — 0.5%
Info Edge India	107,141	6,230,219
Just Dial*	74,274	608,634
		6,838,853
Consumer Discretionary — 0.2%
MakeMyTrip*	79,397	1,969,840
Total India		8,808,693

Netherlands — 4.4%
Consumer Discretionary — 4.4%
Prosus*	527,455	57,314,783
Total Netherlands		57,314,783

Russia — 3.6%
Communication Services — 3.4%
Mail.Ru Group GDR*	324,978	9,375,615
Yandex, Cl A*	508,426	35,061,057
		44,436,672
Industrials — 0.1%
HeadHunter Group ADR(A)	51,035	1,245,764

Information Technology — 0.1%
QIWI ADR	84,637	1,232,315
Total Russia		46,914,751

South Africa — 6.5%
Communication Services — 0.5%
MultiChoice Group	747,959	6,287,665

Consumer Discretionary — 6.0%
Naspers, Cl N	387,417	78,327,012
Total South Africa		84,614,677

South Korea — 8.0%
Communication Services — 7.8%
AfreecaTV	13,367	698,218
Com2uSCorp	13,953	1,689,668
Kakao	78,372	26,063,798
NAVER	215,080	53,937,644
NCSoft	24,264	17,761,366
NHN*	15,351	1,012,718
		101,163,412
Consumer Discretionary — 0.1%
CJ ENM	16,792	2,021,323

Information Technology — 0.1%
Cafe24*	10,682	511,631
Kginicis	29,396	529,981
		1,041,612
Total South Korea		104,226,347

Taiwan — 0.2%
Consumer Discretionary — 0.2%
momo.com	73,000	1,587,931
PChome Online	203,000	626,752
Total Taiwan		2,214,683

Thailand — 3.0%
Communication Services — 3.0%
Sea ADR*	218,120	39,342,304
Total Thailand		39,342,304

United States — 1.3%
Financials — 0.1%
360 DigiTech ADR*	117,735	1,459,914

Information Technology — 1.2%
Kingsoft Cloud Holdings ADR*	372,285	14,977,025
Total United States		16,436,939

Total Common Stock
(Cost $892,849,896)		1,296,782,523

WARRANT — 0.0%
CVC Brazil Opera - WRTS	28,195	36,800

Total Warrant
(Cost $—)		36,800

SHORT-TERM INVESTMENT — 2.4%

United States — 2.4%
Invesco Government & Agency Portfolio, Cl Institutional, 0.01%, (B) (C)	31,050,416	31,050,416

Total Short-Term Investment
(Cost $31,050,416)		31,050,416

Total Investments in Securities- 102.2%
(Cost $923,900,312)		$1,327,869,739

Percentages are based on net assets of $1,298,927,820.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2020. The total value of securities on loan at November 30, 2020 was $29,578,354.

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2020 (Unaudited) (concluded)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2020 was $31,050,416.
(C)	The rate shown is the 7-day effective yield as of November 30, 2020.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$96,907,571	$—	$—	$96,907,571
Brazil	43,076,463	—	—	43,076,463
China	488,918,676	—	—	488,918,676
Germany	30,213,423	—	—	30,213,423
Hong Kong	277,793,213	—	—	277,793,213
India	8,808,693	—	—	8,808,693
Netherlands	57,314,783	—	—	57,314,783
Russia	46,914,751	—	—	46,914,751
South Africa	84,614,677	—	—	84,614,677
South Korea	104,226,347	—	—	104,226,347
Taiwan	2,214,683	—	—	2,214,683
Thailand	39,342,304	—	—	39,342,304
United States	16,436,939	—	—	16,436,939
Short-Term Investment
United States	31,050,416	—	—	31,050,416
Warrant
Brazil	—	36,800	—	36,800
Total Investments in Securities	$1,327,832,939	$36,800	$—	$1,327,869,739

For the period ended November 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

EMQ-QH-001-1300